Portfolio of Investments
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Haights Cross Communications, Inc.(a),(b),(c)	27,056	0
Loral Space & Communications, Inc.(b)	6	97
Ziff Davis Holdings, Inc.(a),(b),(c)	553	6
Total		103
Total Communication Services		103
Consumer Discretionary 0.0%
Auto Components 0.0%
Lear Corp.	362	29,413
Total Consumer Discretionary		29,413
Industrials 0.0%
Commercial Services & Supplies 0.0%
Quad/Graphics, Inc.	1,277	3,218
Total Industrials		3,218
Utilities —%
Independent Power and Renewable Electricity Producers —%
Calpine Corp. Escrow(a),(b),(c)	6,049,000	0
Total Utilities		0
Total Common Stocks (Cost $331,985)		32,734

Convertible Bonds —%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines —%
At Home Corp.(a),(c),(d)
Subordinated
06/12/2015	0.000%	296,351	—
Total Convertible Bonds (Cost $—)			—

Corporate Bonds & Notes 89.2%

Aerospace & Defense 2.7%
Bombardier, Inc.(e)
03/15/2025	7.500%	367,000	262,470
04/15/2027	7.875%	376,000	255,431
Moog, Inc.(e)
12/15/2027	4.250%	447,000	403,918
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
TransDigm, Inc.(e)
03/15/2026	6.250%	3,215,000	3,203,645
11/15/2027	5.500%	1,759,000	1,580,815
TransDigm, Inc.
06/15/2026	6.375%	2,818,000	2,701,744
Total			8,408,023
Automotive 0.3%
IAA Spinco, Inc.(e)
06/15/2027	5.500%	179,000	173,206
KAR Auction Services, Inc.(e)
06/01/2025	5.125%	491,000	474,465
Panther BF Aggregator 2 LP/Finance Co., Inc.(e)
05/15/2027	8.500%	511,000	445,808
Total			1,093,479
Banking 0.4%
Ally Financial, Inc.
11/01/2031	8.000%	1,091,000	1,263,472
Brokerage/Asset Managers/Exchanges 0.2%
AG Issuer LLC(e)
03/01/2028	6.250%	249,000	210,547
LPL Holdings, Inc.(e)
Subordinated
11/15/2027	4.625%	279,000	258,187
Total			468,734
Building Materials 1.3%
American Builders & Contractors Supply Co., Inc.(e)
01/15/2028	4.000%	2,214,000	2,022,831
Beacon Roofing Supply, Inc.(e)
11/01/2025	4.875%	1,083,000	979,079
11/15/2026	4.500%	514,000	473,770
Core & Main LP(e)
08/15/2025	6.125%	210,000	195,304
James Hardie International Finance DAC(e)
01/15/2025	4.750%	308,000	294,591
Total			3,965,575
Cable and Satellite 9.4%
CCO Holdings LLC/Capital Corp.(e)
05/01/2025	5.375%	548,000	562,000
05/01/2027	5.125%	4,765,000	4,776,753
06/01/2029	5.375%	499,000	513,696
03/01/2030	4.750%	2,341,000	2,331,037
08/15/2030	4.500%	1,190,000	1,166,446
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(e)
07/15/2023	5.375%	1,899,000	1,918,090
10/15/2025	6.625%	426,000	447,804
02/01/2028	5.375%	1,199,000	1,232,984
02/01/2029	6.500%	3,276,000	3,532,035
01/15/2030	5.750%	1,208,000	1,225,194
DISH DBS Corp.
11/15/2024	5.875%	1,443,000	1,402,638
07/01/2026	7.750%	2,877,000	2,957,622
Sirius XM Radio, Inc.(e)
07/15/2024	4.625%	393,000	398,685
07/15/2026	5.375%	1,292,000	1,317,975
Viasat, Inc.(e)
04/15/2027	5.625%	305,000	307,208
Virgin Media Secured Finance PLC(e)
05/15/2029	5.500%	1,559,000	1,564,969
Ziggo BV(e)
01/15/2027	5.500%	3,693,000	3,692,240
01/15/2030	4.875%	340,000	334,385
Total			29,681,761
Chemicals 3.1%
Angus Chemical Co.(e)
02/15/2023	8.750%	944,000	925,728
Axalta Coating Systems LLC(e)
08/15/2024	4.875%	653,000	612,247
CF Industries, Inc.
03/15/2034	5.150%	261,000	264,820
03/15/2044	5.375%	129,000	122,758
Chemours Co. (The)
05/15/2023	6.625%	775,000	658,705
05/15/2027	5.375%	174,000	135,172
INEOS Group Holdings SA(e)
08/01/2024	5.625%	520,000	459,092
Innophos Holdings, Inc.(e)
02/15/2028	9.375%	417,000	405,471
Platform Specialty Products Corp.(e)
12/01/2025	5.875%	2,124,000	2,077,318
PQ Corp.(e)
11/15/2022	6.750%	1,880,000	1,911,864
12/15/2025	5.750%	921,000	829,032
SPCM SA(e)
09/15/2025	4.875%	669,000	630,753
Starfruit Finco BV/US Holdco LLC(e)
10/01/2026	8.000%	777,000	736,722
Total			9,769,682
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Construction Machinery 1.5%
H&E Equipment Services, Inc.
09/01/2025	5.625%	1,009,000	944,359
Herc Holdings, Inc.(e)
07/15/2027	5.500%	777,000	723,177
Ritchie Bros. Auctioneers, Inc.(e)
01/15/2025	5.375%	301,000	303,063
United Rentals North America, Inc.
09/15/2026	5.875%	1,636,000	1,659,170
12/15/2026	6.500%	934,000	949,363
07/15/2030	4.000%	315,000	277,200
Total			4,856,332
Consumer Cyclical Services 2.6%
APX Group, Inc.
12/01/2022	7.875%	2,681,000	2,553,294
APX Group, Inc.(e)
11/01/2024	8.500%	2,530,000	2,345,618
ASGN, Inc.(e)
05/15/2028	4.625%	755,000	708,684
frontdoor, Inc.(e)
08/15/2026	6.750%	330,000	316,550
Match Group, Inc.(e)
12/15/2027	5.000%	48,000	45,716
Prime Security Services Borrower LLC/Finance, Inc.(e)
04/15/2026	5.750%	710,000	698,513
Staples, Inc.(e)
04/15/2026	7.500%	665,000	587,196
04/15/2027	10.750%	179,000	137,386
Uber Technologies, Inc.(e)
11/01/2023	7.500%	805,000	792,917
Total			8,185,874
Consumer Products 1.8%
Energizer Holdings, Inc.(e)
07/15/2026	6.375%	348,000	351,193
01/15/2027	7.750%	679,000	701,087
Mattel, Inc.(e)
12/15/2027	5.875%	691,000	710,913
Mattel, Inc.
11/01/2041	5.450%	656,000	511,667
Prestige Brands, Inc.(e)
03/01/2024	6.375%	1,216,000	1,245,599
01/15/2028	5.125%	339,000	338,587
Scotts Miracle-Gro Co. (The)
10/15/2029	4.500%	185,000	176,192

2	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Spectrum Brands, Inc.
07/15/2025	5.750%	524,000	493,680
Valvoline, Inc.
08/15/2025	4.375%	795,000	760,905
Valvoline, Inc.(e)
02/15/2030	4.250%	525,000	492,521
Total			5,782,344
Diversified Manufacturing 1.4%
BWX Technologies, Inc.(e)
07/15/2026	5.375%	259,000	250,175
CFX Escrow Corp.(e)
02/15/2024	6.000%	282,000	272,536
02/15/2026	6.375%	247,000	238,081
Gates Global LLC/Co.(e)
01/15/2026	6.250%	1,824,000	1,623,656
MTS Systems Corp.(e)
08/15/2027	5.750%	182,000	170,053
Resideo Funding, Inc.(e)
11/01/2026	6.125%	959,000	836,435
SPX FLOW, Inc.(e)
08/15/2024	5.625%	164,000	159,870
TriMas Corp.(e)
10/15/2025	4.875%	126,000	119,536
WESCO Distribution, Inc.
06/15/2024	5.375%	501,000	428,728
Zekelman Industries, Inc.(e)
06/15/2023	9.875%	164,000	162,069
Total			4,261,139
Electric 4.8%
AES Corp. (The)
03/15/2023	4.500%	624,000	611,491
09/01/2027	5.125%	1,218,000	1,222,634
Calpine Corp.(e)
06/01/2026	5.250%	542,000	515,133
02/15/2028	4.500%	758,000	734,284
03/15/2028	5.125%	942,000	868,193
Clearway Energy Operating LLC
10/15/2025	5.750%	331,000	327,994
09/15/2026	5.000%	519,000	498,841
Clearway Energy Operating LLC(e)
03/15/2028	4.750%	507,000	471,804
NextEra Energy Operating Partners LP(e)
07/15/2024	4.250%	984,000	974,629
10/15/2026	3.875%	678,000	646,954
09/15/2027	4.500%	2,127,000	2,086,839
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NRG Energy, Inc.
01/15/2027	6.625%	1,483,000	1,539,299
NRG Energy, Inc.(e)
06/15/2029	5.250%	975,000	1,003,845
Pattern Energy Group, Inc.(e)
02/01/2024	5.875%	963,000	957,258
TerraForm Power Operating LLC(e)
01/31/2028	5.000%	532,000	557,898
01/15/2030	4.750%	660,000	640,203
Vistra Operations Co. LLC(e)
02/15/2027	5.625%	671,000	691,755
07/31/2027	5.000%	676,000	685,667
Total			15,034,721
Environmental 0.3%
Clean Harbors, Inc.(e)
07/15/2027	4.875%	259,000	252,506
07/15/2029	5.125%	181,000	168,745
GFL Environmental, Inc.(e)
12/15/2026	5.125%	412,000	404,289
Total			825,540
Finance Companies 2.2%
Global Aircraft Leasing Co., Ltd.(e),(f)
09/15/2024	6.500%	1,278,000	822,769
Navient Corp.
03/25/2021	5.875%	223,000	219,745
06/15/2022	6.500%	1,023,000	1,001,186
10/25/2024	5.875%	673,000	616,118
Provident Funding Associates LP/Finance Corp.(e)
06/15/2025	6.375%	1,013,000	850,998
Quicken Loans, Inc.(e)
05/01/2025	5.750%	1,818,000	1,808,721
Springleaf Finance Corp.
03/15/2023	5.625%	550,000	538,075
03/15/2024	6.125%	978,000	970,508
Total			6,828,120
Food and Beverage 3.2%
Darling Ingredients, Inc.(e)
04/15/2027	5.250%	128,000	124,017
FAGE International SA/USA Dairy Industry, Inc.(e)
08/15/2026	5.625%	1,074,000	889,111
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%	763,000	726,323
07/15/2045	5.200%	516,000	499,655
06/01/2046	4.375%	764,000	693,432
Kraft Heinz Foods Co. (The)(e)
10/01/2049	4.875%	712,000	659,662

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	3

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lamb Weston Holdings, Inc.(e)
11/01/2024	4.625%	352,000	347,171
11/01/2026	4.875%	620,000	631,262
Performance Food Group, Inc.(e)
10/15/2027	5.500%	333,000	308,822
Post Holdings, Inc.(e)
08/15/2026	5.000%	1,366,000	1,405,047
03/01/2027	5.750%	1,807,000	1,850,781
01/15/2028	5.625%	431,000	438,332
04/15/2030	4.625%	1,626,000	1,556,181
Total			10,129,796
Gaming 3.5%
Boyd Gaming Corp.
08/15/2026	6.000%	481,000	413,616
Boyd Gaming Corp.(e)
12/01/2027	4.750%	688,000	568,077
Caesars Resort Collection LLC/CRC Finco, Inc.(e)
10/15/2025	5.250%	550,000	396,727
Eldorado Resorts, Inc.
04/01/2025	6.000%	944,000	846,089
09/15/2026	6.000%	569,000	514,908
International Game Technology PLC(e)
02/15/2025	6.500%	1,074,000	947,083
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
09/01/2026	4.500%	383,000	328,468
02/01/2027	5.750%	721,000	648,309
01/15/2028	4.500%	533,000	447,708
Scientific Games International, Inc.(e)
10/15/2025	5.000%	1,246,000	1,095,070
03/15/2026	8.250%	850,000	544,373
05/15/2028	7.000%	388,000	243,452
11/15/2029	7.250%	388,000	246,354
Stars Group Holdings BV/Co-Borrower LLC(e)
07/15/2026	7.000%	484,000	458,531
VICI Properties LP/Note Co., Inc.(e)
12/01/2026	4.250%	569,000	522,723
02/15/2027	3.750%	799,000	752,939
12/01/2029	4.625%	455,000	415,587
08/15/2030	4.125%	799,000	753,921
Wynn Las Vegas LLC/Capital Corp.(e)
03/01/2025	5.500%	773,000	719,252
Total			10,863,187
Health Care 6.1%
Acadia Healthcare Co., Inc.
07/01/2022	5.125%	101,000	97,745
03/01/2024	6.500%	1,063,000	1,047,615
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Avantor, Inc.(e)
10/01/2024	6.000%	335,000	351,212
10/01/2025	9.000%	424,000	446,110
Change Healthcare Holdings LLC/Finance, Inc.(e)
03/01/2025	5.750%	1,402,000	1,301,300
Charles River Laboratories International, Inc.(e)
04/01/2026	5.500%	321,000	327,964
05/01/2028	4.250%	251,000	243,542
CHS/Community Health Systems, Inc.
03/31/2023	6.250%	787,000	748,278
CHS/Community Health Systems, Inc.(e)
02/15/2025	6.625%	810,000	759,032
Encompass Health Corp.
02/01/2028	4.500%	306,000	299,930
HCA, Inc.
09/01/2028	5.625%	2,707,000	2,856,860
02/01/2029	5.875%	503,000	531,441
09/01/2030	3.500%	824,000	749,928
Hill-Rom Holdings, Inc.(e)
02/15/2025	5.000%	527,000	531,962
Hologic, Inc.(e)
10/15/2025	4.375%	973,000	971,960
02/01/2028	4.625%	290,000	289,691
IQVIA, Inc.(e)
05/15/2027	5.000%	669,000	683,852
Select Medical Corp.(e)
08/15/2026	6.250%	1,033,000	1,033,974
Teleflex, Inc.
06/01/2026	4.875%	368,000	366,294
11/15/2027	4.625%	599,000	603,522
Tenet Healthcare Corp.
08/01/2025	7.000%	308,000	268,097
Tenet Healthcare Corp.(e)
01/01/2026	4.875%	1,205,000	1,149,741
11/01/2027	5.125%	3,730,000	3,569,228
Total			19,229,278
Healthcare Insurance 1.9%
Centene Corp.(e)
01/15/2025	4.750%	274,000	278,192
08/15/2026	5.375%	854,000	871,113
12/15/2027	4.250%	1,348,000	1,321,158
12/15/2029	4.625%	1,752,000	1,759,781
02/15/2030	3.375%	1,064,000	990,494
Centene Corp.
01/15/2025	4.750%	771,000	779,801
Total			6,000,539

4	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Home Construction 1.5%
KB Home
11/15/2029	4.800%	1,105,000	940,681
Lennar Corp.
06/01/2026	5.250%	656,000	668,330
06/15/2027	5.000%	739,000	704,759
Meritage Homes Corp.
04/01/2022	7.000%	491,000	490,668
Shea Homes LP/Funding Corp.(e)
02/15/2028	4.750%	394,000	339,093
Taylor Morrison Communities, Inc.(e)
01/15/2028	5.750%	520,000	470,726
Taylor Morrison Communities, Inc./Holdings II(e)
04/15/2023	5.875%	824,000	807,161
TRI Pointe Group, Inc./Homes
06/15/2024	5.875%	339,000	316,807
Total			4,738,225
Independent Energy 3.0%
Callon Petroleum Co.
10/01/2024	6.125%	296,000	52,845
07/01/2026	6.375%	2,061,000	350,468
Carrizo Oil & Gas, Inc.
04/15/2023	6.250%	109,000	26,048
Centennial Resource Production LLC(e)
01/15/2026	5.375%	620,000	149,485
04/01/2027	6.875%	785,000	192,281
CrownRock LP/Finance, Inc.(e)
10/15/2025	5.625%	3,057,000	1,543,418
Endeavor Energy Resources LP/Finance, Inc.(e)
01/30/2028	5.750%	611,000	412,884
Hilcorp Energy I LP/Finance Co.(e)
10/01/2025	5.750%	838,000	393,405
11/01/2028	6.250%	680,000	305,750
Jagged Peak Energy LLC
05/01/2026	5.875%	688,000	515,307
Matador Resources Co.
09/15/2026	5.875%	1,990,000	583,832
Parsley Energy LLC/Finance Corp.(e)
10/15/2027	5.625%	1,945,000	1,371,349
02/15/2028	4.125%	656,000	446,934
QEP Resources, Inc.
03/01/2026	5.625%	693,000	253,289
SM Energy Co.
06/01/2025	5.625%	268,000	77,331
09/15/2026	6.750%	1,032,000	310,824
01/15/2027	6.625%	983,000	295,814
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WPX Energy, Inc.
09/15/2024	5.250%	1,117,000	681,372
01/15/2030	4.500%	2,480,000	1,344,164
Total			9,306,800
Leisure 0.5%
Live Nation Entertainment, Inc.(e)
11/01/2024	4.875%	557,000	514,157
10/15/2027	4.750%	496,000	445,666
Viking Cruises Ltd.(e)
09/15/2027	5.875%	1,025,000	613,230
VOC Escrow Ltd.(e)
02/15/2028	5.000%	191,000	139,878
Total			1,712,931
Lodging 0.2%
Hilton Domestic Operating Co., Inc.
05/01/2026	5.125%	672,000	632,816
Media and Entertainment 3.9%
Clear Channel Worldwide Holdings, Inc.(e)
08/15/2027	5.125%	1,685,000	1,613,753
Diamond Sports Group LLC/Finance Co.(e)
08/15/2026	5.375%	1,084,000	880,427
iHeartCommunications, Inc.
05/01/2026	6.375%	471,595	449,479
iHeartCommunications, Inc.(e)
08/15/2027	5.250%	1,011,000	885,411
01/15/2028	4.750%	1,251,000	1,112,723
Lamar Media Corp.(e)
02/15/2028	3.750%	343,000	322,120
02/15/2030	4.000%	132,000	124,036
Netflix, Inc.
04/15/2028	4.875%	1,364,000	1,388,046
11/15/2028	5.875%	1,450,000	1,559,253
05/15/2029	6.375%	92,000	101,432
Netflix, Inc.(e)
11/15/2029	5.375%	533,000	557,251
06/15/2030	4.875%	761,000	777,975
Outfront Media Capital LLC/Corp.(e)
08/15/2027	5.000%	424,000	394,320
03/15/2030	4.625%	891,000	797,885
Scripps Escrow, Inc.(e)
07/15/2027	5.875%	296,000	264,223
TEGNA, Inc.(e)
09/15/2029	5.000%	764,000	690,641
Twitter, Inc.(e)
12/15/2027	3.875%	506,000	487,578
Total			12,406,553

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	5

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Metals and Mining 3.9%
Alcoa Nederland Holding BV(e)
09/30/2024	6.750%	477,000	462,000
09/30/2026	7.000%	298,000	276,904
Big River Steel LLC/Finance Corp.(e)
09/01/2025	7.250%	430,000	396,602
Constellium NV(e)
02/15/2026	5.875%	2,189,000	1,917,810
Freeport-McMoRan, Inc.
09/01/2029	5.250%	867,000	817,660
03/15/2043	5.450%	2,398,000	2,107,831
HudBay Minerals, Inc.(e)
01/15/2023	7.250%	956,000	874,798
01/15/2025	7.625%	1,927,000	1,693,519
Novelis Corp.(e)
09/30/2026	5.875%	1,796,000	1,777,163
01/30/2030	4.750%	1,052,000	943,143
Steel Dynamics, Inc.
04/15/2023	5.250%	1,126,000	1,065,534
Total			12,332,964
Midstream 5.3%
Cheniere Energy Partners LP
10/01/2026	5.625%	985,000	906,200
Cheniere Energy Partners LP(e)
10/01/2029	4.500%	1,274,000	1,100,524
DCP Midstream Operating LP
05/15/2029	5.125%	1,194,000	753,028
04/01/2044	5.600%	2,548,000	1,126,022
Delek Logistics Partners LP/Finance Corp.
05/15/2025	6.750%	746,000	732,663
Genesis Energy LP/Finance Corp.
10/01/2025	6.500%	100,000	72,258
02/01/2028	7.750%	417,000	291,927
Holly Energy Partners LP/Finance Corp.(e)
02/01/2028	5.000%	871,000	731,485
Northwest Pipeline LLC
12/01/2025	7.125%	150,000	162,458
NuStar Logistics LP
06/01/2026	6.000%	390,000	288,888
04/28/2027	5.625%	798,000	618,184
Rockies Express Pipeline LLC(e)
07/15/2029	4.950%	1,402,000	839,365
Rockpoint Gas Storage Canada Ltd.(e)
03/31/2023	7.000%	1,264,000	938,585
Sunoco LP/Finance Corp.
01/15/2023	4.875%	349,000	335,047
02/15/2026	5.500%	930,000	804,569
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tallgrass Energy Partners LP/Finance Corp.(e)
03/01/2027	6.000%	621,000	329,253
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	996,000	819,272
01/15/2028	5.000%	2,216,000	1,807,632
Targa Resources Partners LP/Finance Corp.(e)
03/01/2030	5.500%	1,507,000	1,160,390
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	979,000	783,203
Western Midstream Operating LP
03/01/2028	4.500%	1,909,000	912,455
02/01/2030	4.050%	2,450,000	1,073,311
Total			16,586,719
Oil Field Services 0.9%
Apergy Corp.
05/01/2026	6.375%	1,073,000	818,029
Archrock Partners LP/Finance Corp.(e)
04/01/2028	6.250%	468,000	329,922
Nabors Industries Ltd.(e)
01/15/2028	7.500%	1,296,000	354,229
Transocean Guardian Ltd.(e)
01/15/2024	5.875%	420,840	337,789
Transocean Sentry Ltd.(e)
05/15/2023	5.375%	1,035,000	869,400
USA Compression Partners LP/Finance Corp.
09/01/2027	6.875%	276,000	174,988
Total			2,884,357
Packaging 3.0%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(e)
09/15/2022	4.250%	1,244,000	1,243,216
02/15/2025	6.000%	798,000	800,137
08/15/2026	4.125%	640,000	640,632
08/15/2027	5.250%	876,000	898,784
Berry Global Escrow Corp.(e)
07/15/2026	4.875%	614,000	620,380
Berry Global, Inc.
07/15/2023	5.125%	1,480,000	1,485,132
BWAY Holding Co.(e)
04/15/2024	5.500%	1,005,000	924,294
Reynolds Group Issuer, Inc./LLC(e)
07/15/2023	5.125%	1,437,000	1,423,627
Trivium Packaging Finance BV(e)
08/15/2026	5.500%	1,304,000	1,300,497
Total			9,336,699

6	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 3.4%
Bausch Health Companies, Inc.(e)
03/15/2024	7.000%	225,000	231,334
04/15/2025	6.125%	656,000	650,113
11/01/2025	5.500%	673,000	680,551
12/15/2025	9.000%	803,000	846,141
04/01/2026	9.250%	1,860,000	1,968,242
01/31/2027	8.500%	951,000	994,407
01/15/2028	7.000%	178,000	184,442
01/30/2028	5.000%	475,000	449,692
01/30/2030	5.250%	474,000	448,663
Catalent Pharma Solutions, Inc.(e)
01/15/2026	4.875%	569,000	505,319
07/15/2027	5.000%	187,000	184,353
Jaguar Holding Co. II/Pharmaceutical Product Development LLC(e)
08/01/2023	6.375%	2,618,000	2,665,657
Par Pharmaceutical, Inc.(e)
04/01/2027	7.500%	880,000	875,199
Total			10,684,113
Property & Casualty 0.0%
Lumbermens Mutual Casualty Co.(d),(e)
12/01/2097	0.000%	30,000	0
Lumbermens Mutual Casualty Co.(d)
Subordinated
07/01/2026	0.000%	645,000	7
Total			7
Restaurants 1.3%
1011778 BC ULC/New Red Finance, Inc.(e)
10/15/2025	5.000%	2,125,000	2,048,368
01/15/2028	3.875%	768,000	729,583
IRB Holding Corp.(e)
02/15/2026	6.750%	1,133,000	907,846
Yum! Brands, Inc.(e),(g)
04/01/2025	7.750%	116,000	122,163
Yum! Brands, Inc.(e)
01/15/2030	4.750%	393,000	369,325
Total			4,177,285
Retailers 0.8%
L Brands, Inc.
02/01/2028	5.250%	369,000	285,290
06/15/2029	7.500%	244,000	193,731
11/01/2035	6.875%	941,000	703,977
PetSmart, Inc.(e)
06/01/2025	5.875%	1,419,000	1,413,497
Total			2,596,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.9%
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP
03/15/2025	5.750%	514,000	519,285
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(e)
03/15/2026	7.500%	401,000	432,650
02/15/2028	5.875%	472,000	480,782
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(e)
01/15/2027	4.625%	946,000	940,902
02/15/2030	4.875%	395,000	394,306
Total			2,767,925
Technology 4.4%
Alliance Data Systems Corp.(e)
12/15/2024	4.750%	655,000	494,591
Camelot Finance SA(e)
11/01/2026	4.500%	505,000	489,315
CDK Global, Inc.
06/01/2027	4.875%	506,000	518,650
CommScope Technologies LLC(e)
06/15/2025	6.000%	841,000	770,054
Gartner, Inc.(e)
04/01/2025	5.125%	1,146,000	1,119,780
Iron Mountain, Inc.
08/15/2024	5.750%	1,023,000	1,020,128
Iron Mountain, Inc.(e)
09/15/2029	4.875%	342,000	321,155
MSCI, Inc.(e)
08/01/2026	4.750%	566,000	562,197
NCR Corp.
07/15/2022	5.000%	1,139,000	1,088,331
12/15/2023	6.375%	1,152,000	1,148,347
NCR Corp.(e)
09/01/2029	6.125%	637,000	597,895
Plantronics, Inc.(e)
05/31/2023	5.500%	1,142,000	816,990
PTC, Inc.
05/15/2024	6.000%	1,656,000	1,704,234
PTC, Inc.(e)
02/15/2025	3.625%	182,000	171,319
02/15/2028	4.000%	262,000	254,005
Qualitytech LP/QTS Finance Corp.(e)
11/15/2025	4.750%	1,403,000	1,355,729
Refinitiv US Holdings, Inc.(e)
05/15/2026	6.250%	240,000	251,009
11/15/2026	8.250%	321,000	340,887
Sensata Technologies, Inc.(e)
02/15/2030	4.375%	242,000	219,425

Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	7

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VeriSign, Inc.
07/15/2027	4.750%	617,000	644,256
Total			13,888,297
Transportation Services 1.0%
Hertz Corp. (The)(e)
06/01/2022	7.625%	1,430,000	1,156,374
10/15/2024	5.500%	441,000	242,104
08/01/2026	7.125%	575,000	304,135
01/15/2028	6.000%	1,794,000	939,470
XPO Logistics, Inc.(e)
06/15/2022	6.500%	488,000	489,865
Total			3,131,948
Wireless 5.5%
Altice France SA(e)
05/01/2026	7.375%	2,749,000	2,747,946
02/01/2027	8.125%	817,000	851,360
01/15/2028	5.500%	977,000	921,701
SBA Communications Corp.
09/01/2024	4.875%	2,648,000	2,686,625
SBA Communications Corp.(e)
02/15/2027	3.875%	922,000	925,201
Sprint Capital Corp.
11/15/2028	6.875%	1,966,000	2,244,244
03/15/2032	8.750%	393,000	520,059
Sprint Corp.
03/01/2026	7.625%	1,214,000	1,374,528
T-Mobile U.S.A., Inc.
01/15/2026	6.500%	3,159,000	3,317,301
02/01/2026	4.500%	603,000	616,950
02/01/2028	4.750%	992,000	1,032,639
Total			17,238,554
Wirelines 3.0%
CenturyLink, Inc.
06/15/2021	6.450%	483,000	490,246
03/15/2022	5.800%	1,511,000	1,529,396
04/01/2024	7.500%	2,196,000	2,404,406
CenturyLink, Inc.(e)
12/15/2026	5.125%	2,111,000	2,111,496
02/15/2027	4.000%	389,000	377,270
Front Range BidCo, Inc.(e)
03/01/2027	4.000%	2,244,000	2,167,482
Telecom Italia Capital SA
09/30/2034	6.000%	335,000	331,684
Total			9,411,980
Total Corporate Bonds & Notes (Cost $312,066,571)			280,482,264

Foreign Government Obligations(h) 0.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.2%
NOVA Chemicals Corp.(e)
05/01/2025	5.000%	113,000	94,956
06/01/2027	5.250%	780,000	657,003
Total			751,959
Total Foreign Government Obligations (Cost $904,697)			751,959

Senior Loans 2.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.3%
Ellie Mae, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 04/17/2026	5.200%	946,245	824,416
Food and Beverage 0.7%
8th Avenue Food & Provisions, Inc.(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 10/01/2025	4.297%	1,329,366	1,207,503
BellRing Brands LLC(i),(j),(k)
Tranche B Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 10/21/2024	6.000%	1,057,612	986,223
Froneri International PLC(i),(j)
2nd Lien Term Loan
1-month USD LIBOR + 5.750% 01/31/2028	6.739%	140,000	126,000
Total			2,319,726
Metals and Mining 0.5%
Big River Steel LLC(c),(i),(j)
Term Loan
3-month USD LIBOR + 5.000% Floor 1.000% 08/23/2023	6.450%	1,633,164	1,551,506
Restaurants 0.2%
IRB Holding Corp./Arby’s/Buffalo Wild Wings(i),(j)
Tranche B Term Loan
1-month USD LIBOR + 2.750% Floor 1.000% 02/05/2025	3.751%	1,024,182	786,705

8	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Technology 0.5%
Ascend Learning LLC(i),(j)
Term Loan
3-month USD LIBOR + 3.000% Floor 1.000% 07/12/2024	4.000%	745,377	660,591
Project Alpha Intermediate Holding, Inc.(i),(j)
Term Loan
3-month USD LIBOR + 4.250% 04/26/2024	6.130%	564,442	505,175
Ultimate Software Group, Inc. (The)(i),(j)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 05/04/2026	4.739%	419,890	389,796
Total			1,555,562
Total Senior Loans (Cost $7,824,015)			7,037,915
Money Market Funds 6.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.787%(l),(m)	21,334,883	21,324,216
Total Money Market Funds (Cost $21,336,467)		21,324,216
Total Investments in Securities (Cost: $342,463,735)		309,629,088
Other Assets & Liabilities, Net		5,002,917
Net Assets		314,632,005

At March 31, 2020, securities and/or cash totaling $901,981 were pledged as collateral.
Investments in derivatives
Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	6.636	USD	9,800,000	(117,225)	—	—	—	(117,225)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At March 31, 2020, the total value of these securities amounted to $6, which represents less than 0.01% of total net assets.
(b)	Non-income producing investment.
(c)	Valuation based on significant unobservable inputs.
(d)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At March 31, 2020, the total value of these securities amounted to $7, which represents less than 0.01% of total net assets.
(e)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At March 31, 2020, the total value of these securities amounted to $187,884,654, which represents 59.72% of total net assets.
(f)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(g)	Represents a security purchased on a when-issued basis.
(h)	Principal and interest may not be guaranteed by a governmental entity.
Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020	9

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Income Opportunities Fund, March 31, 2020 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	The stated interest rate represents the weighted average interest rate at March 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the LIBOR and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(j)	Variable rate security. The interest rate shown was the current rate as of March 31, 2020.
(k)	Represents a security purchased on a forward commitment basis.
(l)	The rate shown is the seven-day current annualized yield at March 31, 2020.
(m)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2020 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 0.787%
	23,525,886	29,161,477	(31,352,480)	21,334,883	813	(11,753)	82,187	21,324,216
Abbreviation Legend
LIBOR	London Interbank Offered Rate
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
10	Columbia Variable Portfolio – Income Opportunities Fund | Quarterly Report 2020